Goodwill	12 Months Ended
Dec. 31, 2021
Goodwill
Goodwill

16.  Goodwill

The changes in the carrying amount of goodwill for the years ended December 31, 2020 and 2021 are as follows:

	All other	Bigo	Total
	US$	US$	US$

Balance as of December 31, 2019 (i)	1,688	1,854,221	1,855,909

Increase in goodwill related to acquisition	16,067	—	16,067
Foreign currency translation adjustments	107	—	107
Balance as of December 31, 2020	17,862	1,854,221	1,872,083

Increase in goodwill related to acquisition (ii)	84,925	—	84,925
Foreign currency translation adjustments	1,255	—	1,255
Balance as of December 31, 2021	104,042	1,854,221	1,958,263
(i)	The increase in goodwill in 2019 was related to the acquisition of Bigo. Please refer to Note 5(a) for the acquisition of Bigo.

The Group performs its annual goodwill impairment test of each reporting unit in the fourth quarter, or more frequently, if certain events or circumstances warrant. Events or changes in circumstances which might indicate potential impairment in goodwill include the entity-specific factors, including, but not limited to, stock price volatility, market capitalization relative to net book value, and projected revenue, market growth and operating results.

16.  Goodwill (continued)

The Group performed a goodwill impairment analysis in the fourth quarter of 2019, 2020 and 2021. When determining the fair value of the Bigo reporting unit, the Group used the income approach. The income approach determines fair value based on discounted cash flow models derived from the reporting units’ long-term forecasts which included a five-year future cash flow projection and an estimated terminal value for the impairment analysis of 2021. The discounted cash flow model included a number of significant unobservable inputs. Key assumptions used to determine the estimated fair value include: (a) the future cash flows forecasts including expected revenue growth, (b) an estimated terminal value using a terminal year long-term future growth rate determined based on the growth prospects of the reporting unit; and (c) a discount rate that reflects the weighted-average cost of capital adjusted for the relevant risk associated with each reporting unit’s operations and the uncertainty inherent in the Group’s internally developed forecasts. Based on the Group’s assessment, the fair value of Bigo reporting unit exceeded their carrying value by around 1%, 10% and 10% of the carrying value of the Bigo reporting unit in 2019, 2020 and 2021, respectively. Therefore, no impairment for goodwill recognized for the years ended December 31, 2019, 2020 and 2021.

(ii)The increase in goodwill in 2021 was related to the acquisition in Note 5(b).